Group Organization and Basis of Presentation of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2020
Description of accounting policies and methods of computation followed in interim financial statements [text block] [Abstract]
GROUP ORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
2.	GROUP ORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

The Group structure as at the reporting date is as follows:

The Group operates the Jinxuan Group (comprises of Jin Xuan Luxury Tourism, Flower Crown China, and Heyang Travel, or the “VIEs”) in the PRC through a series of contractual arrangements (“Structure Contracts”) entered into among the WOFE, Jin Xuan Luxury Tourism, and the nominee shareholders of Jin Xuan Luxury Tourism. The Structure Contracts include the Exclusive Service Agreement, Exclusive Purchase Option Agreement, Equity Interest Pledge Agreement, and Powers of Attorney Agreement.

Under the Contractual Arrangements, the Company has the power to control the management, and financial and operating policies of the VIEs, has exposure or rights to variable returns from its involvement with the VIEs, and has the ability to use its power over the VIEs to affect the amount of the returns. As a result, all these VIEs are accounted for as consolidated structured entities of the Company and their financial statements have been consolidated by the Company.

The following are major financial statements amounts and balances of the Group’s VIEs and subsidiaries of VIEs as at December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018 on a combined basis.

	December 31, 2020	December 31, 2019	December 31, 2018
Current assets	1,458,319	-	-
Non-current assets	-	-	-
Total assets	1,458,319	-	-

Current liabilities	652,416	-	-
Total liabilities	652,416	-	-

	Year ended December 31,
	2020	2019	2018
Total revenues	1,335,374	-	-
Net loss	(19,598)	-	-
Net cash outflow from operating activities	(443,211)	-	-
Net cash inflow from investing activities	-	-	-
Net cash inflow from financing activities	624,647	-	-
Net increase in cash and cash equivalents	181,437	-	-
Foreign currency exchange effect	20,073	-	-
Cash and cash equivalents, beginning of the year	558,149	-	-
Cash and cash equivalents, end of the year	759,659	-	-

The above combined financial statements amounts and balances have included intercompany transactions which have been eliminated in the Company’s consolidated financial statements.